PUBLIC SERVICE ELETRIC POWER CONCESSIONS	12 Months Ended
Dec. 31, 2018
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
PUBLIC SERVICE ELETRIC POWER CONCESSIONS

NOTE 2 -  PUBLIC SERVICE ELETRIC POWER CONCESSIONS

Eletrobras, through its subsidiaries, jointly-controlled companies and affiliates, has 60.268 GW* of installed capacity in generation projects,  67.528 thousand km* of transmission lines.

The Company holds various electricity public utility concessions, whose breakdown, installed capacity and maturity dates are as follows:

I - Generation Concessions and Authorizations

		Installed capacity
Wind	Location	(MW)*	Due year

Casa Nova I (3)	BA	180.0	2043
Mussambê	BA	32.9	2049
Banda de Couro	BA	32.9	2049
Baraúnas I	BA	32.9	2049
Casa Nova III	BA	24.0	2049
Nsa Sra de Fátima (3)(7)	CE	30.0	2047
Coxilha Seca	RS	30.0	2049
Morro Branco I	BA	32.9	2049
Cerro Chato I	RS	30.0	2045
Cerro Chato II	RS	30.0	2045
Cerro Chato III	RS	30.0	2045
Santa Joana XI	PI	29.6	2049
Santa Joana XIII	PI	29.6	2049
Santa Joana X	PI	29.6	2049
Santa Joana IX	PI	29.6	2049
Santa Joana III	PI	29.6	2049
Santa Joana XVI	PI	28.9	2049
Santa Joana XII	PI	28.9	2049
Santa Joana XV	PI	28.9	2049
Santa Joana V	PI	28.9	2049
Santo Augusto IV	PI	28.9	2049
Santa Joana IV	PI	28.9	2049
Santa Joana I	PI	28.9	2049
Casa Nova II	BA	28.2	2049
Santa Joana VII	PI	27.2	2049
Jandaia (3)(7)	CE	27.0	2047
Caiçara I	RN	27.0	2047
Baraúnas II	BA	25.9	2049
Ibirapuitã	RS	25.2	2047
Jandaia I (3)(7)	CE	24.0	2047
Junco I	RN	24.0	2047
Junco II	RN	24.0	2047
Cerro Chato IV	RS	10.0	2047
Serra das Vacas I	PE	23.9	2049
Serra das Vacas II	PE	22.3	2049
Serra das Vacas IV	PE	22.3	2049
Serra das Vacas III	PE	22.2	2049
São Januário (3)(7)	CE	21.0	2047
São Clemente (7)	CE	21.0	2047
Caiçara II	RN	18.0	2047
Coqueirinho 2 (3)	BA	16.0	2049
Tamanduá Mirim 2 (3)	BA	16.0	2049
Cerro Chato V	RS	12.0	2047
Cerro Chato VI	RS	24.0	2047
Angical 2 (3)	BA	10.0	2049
Caititú 2 (3)	BA	10.0	2049
Carcará (3)	BA	10.0	2049
Corrupião 3 (3)	BA	10.0	2049
Caititú 3 (3)	BA	10.0	2049
Papagaio (3)	BA	10.0	2049
Capão do Inglês	RS	10.0	2049
Teiú 2 (3)	BA	8.0	2049
Galpões	RS	8.0	2049
Cerro dos Trindades	RS	8.0	2047
Acauã Energia (3)	BA	6.0	2049
Arapapá Energia (3)	BA	4.0	2049

		Installed
		capacity
Hydraulics	Location	(MW)(*)	Due year
HPP Belo Monte (3)	PA	11,233.0	2045
HPP Tucuruí	PA	8,535.0	2024
HPP Jirau	RO	3,750.0	2043
HPP Santo Antônio (Mesa)	RO	3,568.3	2043
HPP Xingó	SE	3,162.0	2042
HPP Paulo Afonso IV	BA	2,462.4	2042
HPP Itumbiara	MS	2,082.0	2020
HPP Teles Pires	MT	1,820.0	2046
HPP Luiz Gonzaga (Itaparica)	BA	1,479.6	2042
HPP Marimbondo	SP/MG	1,440.0	2047
HPP Serra da Mesa	TO	1,275.0	2039
HPP Furnas	MG	1,216.0	2045
HPP Sobradinho	BA	1,050.3	2022
HPP Luiz Carlos Barreto de Carvalho	SP/MG	1,050.0	2045
HPP Foz do Chapecó	URU	855.0	2036
HPP Três Irmãos	SP	807.5	2044
HPP Paulo Afonso III	BA	794.2	2042
HPP São Manoel	PA	700.0	2049
HPP Peixe Angical	TO	498.8	2036
HPP Mascarenhas de Moraes	MG	476.0	2023
HPP Paulo Afonso II	BA	443.0	2042
HPP Sinop (3)	MT	408.0	2049
HPP Apolônio Sales (Moxotó)	BA	400.0	2042
HPP Corumbá I	GO	375.0	2044
HPP Aparecida	AM	283.0	2020
HPP Porto Colômbia	SP/MG	320.0	2047
HPP Simplício	MG	305.7	2041
HPP Dardanelos	MT	261.0	2042
HPP Balbina	AM	250.0	2027
HPP Boa Esperança (Castelo Branco)	PI	237.3	2042
HPP Samuel	RO	216.8	2029
HPP Funil	RJ	216.0	2045
HPP Serra do Facão	GO	212.6	2036
HPP Manso	MT	210.0	2035
HPP Paulo Afonso I	BA	180.0	2042
HPP Baguari	MG	140.0	2041
HPP Retiro Baixo	MG	82.0	2041
HPP Coaracy Nunes	AP	78.0	2042
HPP Passo São João	RS	77.0	2041
HPP Batalha	MG/GO	52.5	2041
HPP São Domingos	MS	48.0	2037
HPP Curuá-Una	PA	30.3	2038
HPP Funil	BA	30.0	2042
HPP Anta	RJ	28.0	2041
HPP Pedra	BA	20.0	2042
SHP Santo Cristo (2)	SC	20.0	2042
SHP João Borges	SC	19.0	2035
SHP Coxilha Rica (2)	SC	18.0	2042
SHP Barra do Rio Chapéu	SC	15.2	2034
HPP Curemas	PB	3.5	2024

		Installed
		capacity
Nuclear	Location	(MW)(*)	Due year
Angra III (3)	RJ	1,405.0	—
Angra II	RJ	1,350.0	2041
Angra I	RJ	640.0	2024

		Installed
		capacity
Solar Photovoltaic	Location	(MW)(*)	Due year
Megawatt Solar	SC	0.9	—

		Installed
		capacity
Telemetrics	Location	(MW)(*)	Due year
TPP Mauá 3	AM	590.7	2044
TPP Santa Cruz (1)	RJ	500.0	2015
TPP Candiota III (Fase C) (4)	RS	350.0	2041
TPP Mauá - Bloco 4	AM	150.0	2020
TPP Mauá	PR	178.0	2042
TPP Electron	AM	121.0	2020
TPP Flores	AM	95.4	2019
TPP Senador Arnon Afonso Farias	RR	86.0	2019
TPP Iranduba	AM	50.0	2020
TPP Campos (Roberto Silveira)	RJ	30.0	2027
TPP Santana (5)	AP	24.0	2024
TPP Serra do Navio	AP	23.3	2037
TPP Araguaia (6)	MT	23.1	2019
TPP Codojás (8)	AM	5.5	—
TPP Anori (8)	AM	4.6	—
TPP Anamã (8)	AM	2.2	—
TPP Caapiranga (8)	AM	2.2	—
(1)	ANEEL is requested to extend the concession accordance with the application terms, where the concession is still valid;
(2)	Indefinite beginning of contruction and operation due to negative opinion of the National Historical and Artistic Heritage Institute;
(3)	Developments still under implementation;
(4)	Classification of assets held for sale, see note 46.
(5)	ANEEL’s Authorization Resolution No. 6,956 of April 17, 2018 - DOU April 23, 2018 - changes the Installed Power of Santana TPP to 24 MW;
(6)	Discharge of the plant in its entirety, authorized by MME ordinance No. 331 of August 14, 2018;
(7)	The subsidiary Furnas holds 100% shares in Brasil Ventos and it is the majority shareholder in Eólicas do complexo Fortim; and
(8)	Registered plants, therefore, they do not have an authorization end date;
(9)	On November 22, 2016, the last generating units were released. On December 16, 2016, HPP Jirau was inaugurated with total installed capacity;
(10)

The implementation of the Teles Pires HPP was completed in August, 2016 under the SPE regime, with commercial start-up of the last three generation units, with installed capacity totaling 1,819.80 MW (*)

(*) Not audited by independent auditors

Through ordinance No. 488/2018 of the MME, the concessions of the thermoelectric plants of Nutepa, Presidente Médici (Phases A and B) and São Jerônimo granted to CGTEE were declared extinct.

 II - Concession of Electric Power Transmission

Contract	Name	Lines in (KM) (*)	Location	Term (years)	Due date
061/2001	Several LT Projects	18,964.7	PE /CE /SE /BA /AL /PI /MA /PB /RN	41	2042
062/2001	Several company owned projects achieved as per Law 12.783/2013	18,816.9	RJ/SP/PR/MG/GO/TO/DF/ ES/MT	30	2043
057/2001	38 Transmission substations and transmission lines at 525 Kv, 230 kv, 138kV and 69 kV	9,513.3	—	30	2042
015/2009	LT Coletora Porto Velho / Araraquara II, at 600 KV	2,375.0	RO /SP	30	2039
013/2009	SPE IE Madeira (Lot D)	2,375.0	RO/SP	30	2039
014/2014	SPE Belo Monte Transmissora	2,092.0	PA/TO/GO/MG	30	2044
001/2014	SPE Mata de Sta. Genebra Transmissora (3)	1,732.0	SP/PR	30	2044
007/2013	SPE Paranaíba Transmissora	953.4	BA/MG/GO	30	2043
-	LT Ibiúna - Batéias	664.0	—	28	2031
009/2009	SPE Transenergia Renovável	570.1	MS/GO	30	2039
010/2008	LT Oriximiná - Silves - Lechunga (AM), at 500 kV	559.0	PA /AM	30	2038
005/2004	LT Teresina II - Sobral - Fortaleza, at 500 KV	546.0	PI /CE	30	2034
002/2005	LT Ivaiporã - Londrina (2)	476.0	PR	30	2035
004/2004	LT Salto Santiago - Ivaiporã - Cascavel Oeste	371.9	PR	30	2034
010/2005	LT Campos Novos - Blumenau C2	357.8	SC	30	2035
004/2013	SPE Triângulo Mineiro Transmissora	296.5	SP/MG	30	2043
008/2010	SPE MGE Transmissão S.A.	260.0	MG/ES	30	2040
005/2009	SE Missões - 230/69 kV (150 MVA)	257.4	—	30	2036
005/2006	LT Campos Novos - Pólo 525kV	257.4	SC,RS	30	2036
005/2009	SPE Goiás Transmissão	254.0	GO	30	2040
022/2011	LT Garanhuns - Pau Ferro, at 500 kV	239.0	AL/PE/PB	30	2041
004/2008	LT P. Médici - Santa Cruz 1 230kV	237.4	RS	30	2038
002/2011	SE Foz do Chapecó	231.3	SC	30	2041
022/2011	LT Luis Gonzaga - Garanhuns, at 500 kV	224.0	AL/PE/PB	30	2041
005/2007	LT Funil - Itapebi, C3 (3)	223.0	—	30	2037
007/2005	LT Milagres - Tauá - 230 kv, C1	208.1	CE	30	2035
008/2011	LT Ceará-Mirim II - Campina Grande III, at 500 kV	192.0	RN/PB	30	2041
022/2011	LT Garanhuns - Campina Grande III, at 500 KV	190.0	AL/PE/PB	30	2041
028/2009	SPE Transenergia Goiás	189.0	GO	30	2039
012/2007	LT Picos - Tauá II - 230 kv, C1	183.2	PI /CE	30	2037
003/2009	LT Bom Despacho 3 - Ouro Preto 2	180.0	MG	30	2039
014/2013	SPE Vale do S. Bartolomeu Transmissora	161.5	DF	30	2043
014/2008	LT 230 kV Eunápolis - Teixeira de Freitas II, C1 (3)	145.0	BA	30	2038
018/2009	LT Eunápolis - Teixeira de Freitas II - 230 kV, C2 (3)	145.0	PE /PB /AL /RN	30	2039
-	LT Eletrodo de Terra - Ibiuna	134.0	SP	60	2025
012/2007	LT Paraíso - Açu II - 230 kv, C2	132.8	PI /CE /RN	30	2037
019/2010	LT Paraíso - Açu II - 230 kV, C3 (3)	123.0	BA	30	2040
008/2005	LT Milagres - Coremas - 230 kv, C2	119.8	CE /PB	30	2035
020/2010	LT Bom Jesus da Lapa II - Igaporã II - 230 kv	115.0	BA	30	2040
005/2008	LT Jardim - Penedo - 230 kv, C1	110.0	SE /AL	30	2038
018/2012	LT Russas - Banabuiu - 230 kV (3)	110.0	BA	30	2042
019/2011	LT Camaçari IV - Sapeaçu - 230 kV (3)	105.0	PE	30	2041
006/2010	LT Mascarenhas - Linhares	94.7	ES	22	2040
010/2007	LT Ibicoara - Brumado - 230 kv, C1	94.5	BA	30	2037
021/2010	LT Acaraú II- Sobral III, C2, at 230 kv	91.3	CE	30	2040
006/2005	LT Campos - Macaé 3	90.0	RJ	30	2035
014/2011	LT Xavantes - Pirineus	90.0	GO	30	2041
061/2001	Several SE Projects	86.0	PE /CE /SE /BA /AL /PI /MA /PB /RN	41	2042
017/2009	LT Pau Ferro - Santa Rita II - 230kV (3)	85.0	BA	30	2039
019/2010	LT C. Mirim II - João Camara II - 230 kv, C1	74.5	RN	30	2040
007/2006	LT Tijuco Preto - Itapeti - Nordeste	71.0	SP	30	2036
019/2010	LT Açu II - Mossoró II - 230 kV, C2 (3)	69.0	RN	30	2040
003/2014	SPE Lago Azul Transmissora	69.0	GO	30	2044
225/2014	LT Casa Nova II - Sobradinho - C1	67.1	BA	35	2049
010/2011	LT Paraíso - Lagoa Nova II - 230 kV;	65.4	RN/CE	30	2041
009/2011	LT Morro do Chapéu II - Irecê - 230 kV	64.1	BA	30	2041
008/2011	LT Ceará-Mirim II- João Câmara III, at 500 kV	64.0	RN/PB	30	2041
554/2010	Brazil-Uruguay Interconnection	63.8	—	30	2040
018/2012	LT Ceará-Mirim II - Touros - 230 kV	61.5	RN	30	2042
019/2012	LT Igaporã III - Pindaí II - 230 kV	49.5	BA	30	2042
017/2011	LT Teresina II - Teresina III - 230 kV, C1/C2	45.6	PI	30	2041
007/2006	SPE Retiro Baixo Energética S.A. (1)	45.0	MG	35	2041
015/2012	LT Camaçari IV - Pirajá - 230 kV (3)	45.0	SE/AL/BA	30	2042
018/2011	LT Recife II - Suape II - 230 kV - C2 (3)	44.0	RN	30	2041
006/2009	LT Pirapama II - Suape II - 230 kv, C1, C2	41.8	PE	30	2039
002/2014	SPE SE São Manoel - SE Paranaíta (1)	40.0	PA/MT	35	2049
004/2010	LT São Luiz II - São Luiz III, at 230 kV (3)	39.0	RN	30	2040
130/2001	SPE Enerpeixe S.A. (1)	37.0	TO	35	2036
018/2012	LT Mossoró II - Mossoró IV - 230 kV	36.1	RN	30	2042
012/2010	LT Monte Claro - Garibaldi	32.7	RS	30	2040
129/2001	SPE Serra do Facão Energia S.A. (1)	32.0	GO	35	2036

		Lines in (KM)		Term
Contract	Name	(*)	Location	(years)	Due date
019/2010	LT Extremoz II - C. Mirim - 230 kv, C1	31.4	RN	30	2040
019/2011	LT Sapeaçu - Sto. Antonio de Jesus - 230 kV (3)	31.0	BA	30	2041
-	LT Eletrodo de Terra - Foz do Iguaçu	31.0	PR	60	2025
-	LT Jacarepaguá - Zona Oeste - ZIN	29.9	RJ	30	2046
-	LT Jacarepaguá - Paciência - Palmares	27.9	RJ	30	2044
005/2012	LT Messias - Maceió II - 230 kV (3)	20.0	SE/AL/BA	30	2042
008/2011	LT Ceará- Mirim II - Extremoz II, at 230 kV	19.0	RN/PB	30	2041
022/2011	LT Garanhuns - Angelim I, at 230 kV	13.0	AL/PE/PB	30	2041
023/2014	1 Frequency Converter and Transmission Lines of 132 kv	12.5	—	7	2021
017/2009	LT Paulo Afonso III - Zebu II - 230 kv, C1, C2	10.8	PE /PB /AL /RN	30	2039
019/2012	LT Igaporã II - Igaporã III - 230 KV, C1, C2	10.8	BA	30	2042
008/2011	LT Campina Grande III - Campina Grande II, at 230 kV	10.0	RN/PB	30	2041
001/2008	SPE Madeira Energia S.A. (1)	10.0	RO	35	2043
-	LT Santa Cruz - ZIN	8.8	RJ	30	2046
002/2011	SPE Teles Pires Participações S.A. (1)	7.5	MT/PA	35	2046
006/2009	LT Suape III - Suape II - 230 kv, C1, C2	7.2	PE	30	2039
015/2012	LT Pituaçu - Pirajá - 230 kV (3)	5.0	BA	30	2042
017/2009	SE Santa Rita II - 230/69kV; SE Zebu - 230/69kV; SE Natal III - 230/69kV	3.0	PE /PB /AL /RN	30	2039
005/2012	SE Nossa Senhora do Socorro 230/69 kV; SE Maceió II, 230/69 kV; SE Poções II 230/138kV (3)	3.0	BA	30	2042
001/2006	SPE Baguari Energia S.A. (1)	2.5	—	35	2041
006/2009	SE Suape II - 500/230 kV (600 MVA); SE Suape III - 230/69 kV (200 MVA)	2.0	PE	30	2039
019/2012	SE Igaporã III 500/230 KV; SE Pindaí II 230 KV	2.0	BA	30	2042
004/2010	SE Pecém II, at 500/230 kV; SE Aquiraz II, at 230/69 kV	2.0	MA/CE	30	2040
008/2011	SE João Câmara II, at 500/138 kV; SE Ceará- Mirim II, at 500/230 kV.	2.0	RN/PB	30	2041
022/2011	SE Garanhuns, at 500/230 kV; SE Pau Ferro, at 500/230 kV	2.0	AL/PE/PB	30	2041
015/2009	Rectifying Station No. 02 CA/CC at 500/600 kV; Inverting Station No. 02 CC/CA at 600/500 kV	2.0	RO/SP	30	2039
010/2008	SE Silves (ex-Itacoatiara) 500/138 kV; SE Lechuga (ex-Cariri) 500/230 kV	2.0	AM	25	2038
005/2012	LT Jardim - Nossa Senhora do Socorro - 230 kV (3)	1.3	BA	30	2042
006/2004	SE Elev. Usina Apolônio Sales	1.0	BA	38	2042
006/2004	SE Elev. Usina Luiz Gonzaga	1.0	BA	38	2042
006/2004	SE Elev. Usina PAF I	1.0	BA	38	2042
006/2004	SE Elev. Usina PAF II	1.0	BA	38	2042
006/2004	SE Elev. Usina PAF III	1.0	BA	38	2042
006/2004	SE Elev. Usina PAF IV	1.0	BA	38	2042
006/2004	SE Elev. Usina Xingó	1.0	BA	38	2042
006/2004	SE Elev. Usina Boa Esperança	1.0	BA	38	2042
006/2004	SE Elev. Usina Funil	1.0	BA	38	2042
006/2004	SE Elev. Usina Pedra	1.0	BA	38	2042
006/2004	SE Elev. Usina Sobradinho	1.0	BA	48	2052
006/2004	SE Elev. Usina Curemas	1.0	BA	20	2024
006/2004	SE Elev. Usina Camaçari	1.0	BA	23	2027
225/2014	SE Elev. Usina Casa Nova II and III	1.0	BA	32	2049
007/2005	SE Tauá - 230 kV	1.0	CE	30	2035
010/2007	SE Ibicoara - 500/230 kV	1.0	PE	30	2037
007/2010	SE Camaçari IV - 500/230 kV	1.0	BA	30	2040
013/2010	SE Arapiraca III - 230/69 kv	1.0	AL	30	2040
019/2010	SE Extremoz II - 230 kv	1.0	RN	30	2040
019/2010	SE João Câmara - 230 kv	1.0	RN	30	2040
020/2010	SE Igaporã - 230 kv	1.0	BA	30	2040
021/2010	SE Acaraú II - 230 kv	1.0	CE	30	2040
010/2007	SE Brumado II	1.0	BA	30	2037
020/2010	SE Bom Jesus da Lapa II	1.0	BA	30	2040
010/2011	SE Lagoa Nova 230 kV	1.0	RN/CE	30	2041
010/2011	SE Ibiapina 230 kV	1.0	RN/CE	30	2041
014/2010	SE Pólo 230/69 kV	1.0	BA	30	2040
017/2012	SE Mirueira II 230/69 kV	1.0	PE	30	2042
018/2012	SE Touros, 230 kV	1.0	RN	30	2042
009/2011	SE Morro do Chapéu 230 kV	1.0	BA	30	2041
-	SE Tabocas do Brejo Velho	1.0	BA	0
017/2011	SE Teresina III at 230/69 kV	1.0	PI	30	2041
018/2012	SE Mossoró IV, 230 kV.	1.0	RN	30	2042
225/2014	SE Casa Nova II	1.0	BA	35	2049
008/2011	SE Campina Grande III, at 500/230 kV	1.0	RN/PB	30	2041
017/2012	SE Jaboatão II 230/69 kV	1.0	PE	30	2042
-	SE Ourolândia II	1.0	—	—	—
014/2008	SE Teixeira de Freitas II - 230/138 kv (3)	1.0	MA/CE	30	2038
015/2012	SE Pirajá 230/69 KV (3)	1.0	SE/AL/BA	30	2042

		Lines in (KM)
Contract	Name	(*)	Location	Term (years)	Due date
058/2001	Basic network transmission	—	PA/PI/RO/RR/TO	42	2043
007/2008	LT 230 kV SE Ribeiro Gonçalves - SE Balsas, SE Ribeiro Gonçalves and SE Balsas	—	MA	30	2038
001/2009	LT 230kV SE São Luís II - SE São Luís III and SE São Luís III	—	MA /PI	30	2039
002/2009	SE Miranda II - 500/230 kV (450 MVA)	—	MA	30	2039
010/2009	SE Coletora Porto Velho 500/230kV 2 Converting Stations CA/CC/CA Back-to-Back 400MW LT Coletora Porto Velho - Porto Velho - C1 and C2 - 230kV	—	RO	30	2039
012/2009	Rectifying No. 01 CA/CC - 500/±600 kV - 3150 MW - Inverting Station No. 01 CC/CA ±600/500 kV - 2950 MW	—	RO /SP	30	2039
021/2009	LT 230kV SE Jauru - SE Vilhena - SE Pimenta Bueno - SE Ji-Paraná - SE Ariquemes - SE Samuel - SE Porto Velho - C3	—	MT/RO	30	2039
022/2009	LT 230kV SE Porto Velho - SE Abunã - SE Rio Branco - C2	—	RO /AC	30	2039
009/2010	LT 230 kV SE Jorge Teixeira - SE Lechuga (ex-Cariri)	—	AM	30	2040
004/2011	SE Lucas do Rio Verde 230/138 Kv	—	MT	30	2041
012/2011	SE Miramar at 230/69 kV SE Tucuruí at 230/138 kV	—	AM/RR	30	2041
013/2011	SE Nobres at 230/138 kV	—	MT	30	2041
014/2012	LT 230 kV SE Lechuga - SE Jorge Teixeira C3 and SE Lechuga, 230/138 kV 3x150 MVA	—	AM	30	2042
016/2009	Norte Brasil Transmissora de Energia Elétrica	—	RO	30	2039
014/2014	Belo Monte Transmissora de Energia Elétrica	—	PA/MG	30	2044
016/2012	SE Zona Oeste	—	RJ	30	2042
006/2010	SE Linhares	—	ES	30	2040
004/2011	SPE Caldas Novas	—	GO	30	2041
015/2009	SPE IE Madeira (Lot F)	—	RO/SP	30	2039
001/2009	SPE Transenergia São Paulo S.A.	—	SP	30	2039
008/2014	SE 230/138 kV Ivinhema 2, 2 x 150 MVA	—	—	30	2044
011/2010	SE Ijuí 2 SE Nova Petrópolis 2 SE Lajeado Grande SE Caxias 6	—	RS	30	2040
(1)	Transmission facilities of restricted interest to the generating plant;
(2)	Classification with assets held for sale, see note 44; and
(3)	Projects still under implementation.

(*) Not audited by the independent auditors.

III - Energy Distribution

The Company, through the 165th Extraordinary General Meeting, approved the non-extension of the concessions of the controlled energy distributors. In 2018, all subsidiaries whose activities were related to the distribution of energy were auctioned. The transfer of shareholding controls has been carried out according to the deadlines established in the tender notices, and only the companies Amazonas Distribuidora and CEAL were not transferred in 2018 and are classified as assets held for sale and presented as part of the discontinued operations in accordance with IFRS 5 (see further information in notes 44 and 46).

Through auctions on the B3 Exchange, we auctioned our participation in  (i) Amazonas D to the Oliveira Energia & Atem Consortium for R$45.5 thousand on December 10, 2018, and (ii) Ceal to Equatorial Energia for R$45.5 thousand on December 28, 2019. We have received approvals from CADE and ANEEL for the sale of Eletroacre, Cepisa, Ceron, Boa Vista Energia, Ceal and Amazonas D. We transferred our control in Cepisa, Ceron, Eletroacre, Boa Vista Energia, Ceal and Amazonas D on October 17, 2018, October 30, 2018, December 6, 2018, December 10, 2018, March 18, 2019 and April 10, 2019, respectively.

IV - Concessions to be indemnified

Indemnities after Basic Design - modernization and improvements

Electric Power Generation Assets

On December 11, 2014, the subsidiary Chesf submitted documentation to  the National Electric Energy Agency - ANEEL attesting to the investments associated with reversible goods, not yet amortized or depreciated, from the Xingó, Paulo Afonso I, II, III, and IV, Apolônio Sales (Moxotó), Luiz Gonzaga (Itaparica), Boa Esperança, Pedra, and Funil hydroelectric plants, with total installed capacity of 9,208.5 MW*, whose concessions were extended as per Law No. 12,783/2013, in order to request supplemental generation remuneration. The documentation submitted indicates a base value of R$ 4,802,300 for such supplemental remuneration, while the residual book value of the assets themselves, December 11, 2014, was R$ 487,822.

On October 2, 2015, the subsidiary Furnas submitted supporting documents for the investments related to the still non-amortized or non-depreciated reversible assets from the Corumbá, Funil, Furnas, Luiz Carlos de Barreto de Carvalho, Maribondo and Porto Colombia hydroelectric power plants, with an installed capacity of 4,617 MW, whose concessions were extended by means of Law No. 12,783/2013, for the application process for additional generation compensation. The document presented an amount of R$ 1,311,900 as the base value for said indemnity, whereas the book value of these assets, on that same date, October 2, 2015, was R$ 995,718.

(*) Information not audited by independent auditors.

Thermal Generation

The values reflect the residual amounts that will remain at the end of the concession period of the Santa Cruz HPP and Presidente Médici TPP thermoelectric projects.

	12/31/2018
Description	Chesf	Furnas	CGTEE	Total
Generation
Upgrades and improvements	487,822	995,718	—	1,483,540
Thermal generation	—	731,988	378,034	1,110,022
	487,822	1,727,706	378,034	2,593,562

	12/31/2017
Description	Chesf	Furnas	CGTEE	Total
Generation
Upgrades and improvements	487,822	995,718	—	1,483,540
Thermal generation	—	454,064	356,937	1,061,729
	487,822	1,700,510	356,937	2,545,269

The amounts presented in the table above still under evaluation of the regulators. ANEEL and the MME are responsible for determining the value of the non-amortized investments of the energy concessions to be renewed. If a concession is renewed, the concessionaire will be entitled to a payment corresponding to the amount of investments made by the concessionaire for non-amortized reversible assets. These assets will be valued according to the methodology provided by ANEEL called the new replacement value (valor novo de reposição). Pursuant to this methodology, the value of an asset is calculated as if it were being acquired on the date of the calculation at the new replacement value